Inventories, Net (Components of Inventories) (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Line Items]
Purchased Parts and Components	$ 1,135,446	$ 1,094,250	$ 945,550
Work in Process	135,913	153,065	46,259
Finished Goods	463,810	280,279	259,112
Less: Reserve for Obsolescence	(699,495)	(573,967)	(563,740)
Net	$ 1,035,674	$ 953,627	$ 687,181